Revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revenue

3	Revenue

Revenue from contracts with customers

Geographical analysis of revenue by destination of customer

	2025 £’000	2024 £’000	2023 £’000
Revenue:
Belgium	–	–	381
	–	–	381

All revenue came from the sale of services in 2023. It is derived entirely from the Group’s R&D collaboration agreements. It is recognised over the contract term proportionate to the progress in overall satisfaction of the performance obligations.

	Contractual Assets			Contractual Liabilities
	2025 £’000	2024 £’000	2023 £’000	2025 £’000	2024 £’000	2023 £’000
At 1 January	47	–	–	(1,468)	–	(197)
Transfers in the period from contract assets to trade receivables	(47)	–	–	–	–	–
Amounts included in contract liabilities that was recognised as revenue during the period	–	–	–	–	–	197
Amounts included in contract liabilities that was recognised as grant income and netted against the relevant expenses in the period	–	–	–	4,458	–	–
Excess of revenue recognised over cash	39	47	–	–	–	–
Cash received in advance of performance and not recognised as revenue during the period	–	–	–	(3,645)	(1,468)	–
Foreign exchange	–	–	–	85	–	–
At 31 December	39	47	–	(571)	(1,468)	–

The Group’s R&D collaboration agreements are the delivery of services within the next 12 months for which the practical expedient in paragraph 121 (a) of IFRS15 applies.

In 2025, no revenue from customers (2024: no revenue; 2023: 1 customer).

	2025 £’000	2024 £’000	2023 £’000
Customer A	n/a	n/a	100%

The Group contains one reportable operating segment, Pipeline Research and Development (‘Pipeline R&D’). This segment seeks to develop products using the Group’s nanomedicine and sustained release technology platforms. All the reconciliations required for segmental reporting can be found in the primary statements.

The accounting policies of the reportable segments are consistent with the Group’s accounting policies described in note 1.